Compulsory and other deposits at central banks (Tables)	12 Months Ended
Dec. 31, 2022
Compulsory And Other Deposits At Central Banks
Schedule of compulsory and other deposits at central banks

	2022	2021

Compulsory deposits	2,026,516	819,794
Reserve at BACEN	751,503	118,865
Total	2,778,019	938,659